NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2026
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS

New standards, amendments to standards and interpretations effective for the year ended 30 June 2026
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group.
Disclosures about Uncertainties in the Financial Statements - Illustrative Examples
Illustrative examples were issued illustrating how an entity applies the requirements in IFRS Accounting Standards to disclose the effects of uncertainties in its financial statements. The examples do not add to or change requirements in IFRS
Accounting Standards and therefore there are no transition requirements.
The amendment did not have a significant impact on the Group.
New standards, amendments to standards and interpretations not yet effective for the year ended 30 June 2026
At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.
Annual improvements to IFRS Accounting Standards (Effective 1 July 2026)
The IASB published annual improvements to IFRS Accounting Standards relating to various standards applied by the
Group in the consolidated financial statements. The amendments are primarily clarifications, internal referencing updates and editorial changes to IFRS Accounting Standards.
The amendment is not expected to have a significant impact on the Group.
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure (Amendment - Classification and
Measurement of Financial Instruments) (Effective 1 July 2026)
The amendments provide guidance on the classification of financial assets with contingent features. Under IFRS 9, it was unclear whether the contractual cash flows of some financial assets with Environmental, Social and Governance (“ESG”) -
linked features represented the solely payments of principal and interest (“SPPI”) criterion, which is a condition for measurement at amortised cost. The amendments apply to all contingent features, not just ESG-linked features and introduce an additional SPPI test for financial assets with contingent features that are not related directly to a change in basic lending risks or costs. The amendments also include additional disclosures for all financial assets and liabilities that have certain contingent features that are not related directly to a change in basic lending risks or costs, and are not measured at fair value through profit or loss. The amendments to IFRS 9 also clarify when a financial asset and financial liability is recognised and derecognised and provides an exception for certain financial liabilities settled using an electronic payment system. The exception allows for financial liabilities to be derecognised before the settlement date if certain criteria are met.
The amendment is not expected to have a significant impact on the Group.

3NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective for the year ended 30 June 2026
continued
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure (Contracts Referencing Nature-
dependent Electricity (previously Power Purchase Agreements)) (Effective 1 July 2026)
The amendments address challenges in contracts referencing nature-dependent electricity, referred to as renewable power purchase agreements (“PPAs”). The amendments include the own-use exemption for purchasers in PPAs and hedge accounting requirements for purchasers and sellers in PPAs. To apply the own-use exemption to a PPA, IFRS 9 currently requires the contract to be for receipt of electricity in line with the entity’s expected purchase or usage requirements. The amendments allow an entity to apply the own-use exemption to PPAs if the entity is, and expects to be, a net-purchaser of electricity for the contract period.
The amendment is not expected to have a significant impact on the Group.
IFRS 18 Presentation and disclosure in financial statements (Effective 1 July 2027)
IFRS 18 was issued to address the need for more relevant information in financial statements. IFRS 18 will have no impact on net profit, however it will change how the Group’s results are presented on the consolidated income statement and information disclosed in the notes to the consolidated financial statements. This also includes disclosure of certain non-
GAAP measures, which will form part of the audited consolidated financial statements. IFRS 18 introduces a more structured income statement such as a newly defined subtotal for operating profit and a requirement for entities to allocate all income and expenses between three new distinct categories based on the entity’s main business activities (operating, investing, and financing activities). IFRS 18 also requires entities to analyse their operating expenses directly on the income statement, which is either by nature, by function or using a mixed presentation. IFRS 18 also requires entities to report some of their non-GAAP measures in the financial statements. It introduces a narrow definition for management performance measures
(“MPM”) and requires MPMs to be a subtotal of income and expenses that is used in public communications outside of the financial statements and reflective of management’s view of financial performance of an entity as a whole.
IFRS 18 is expected to have a significant impact on the presentation of the Consolidated Statement of Profit or Loss and
Other Comprehensive Income and the extent of the impact is currently being assessed and will be reported on in the following reporting years.